Related parties	12 Months Ended
Dec. 31, 2019
Related parties [abstract]
Related parties

50 Related parties

In the normal course of business, ING Group enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of ING Group include, among others, its subsidiaries, associates, joint ventures, key management personnel, and various defined benefit and contribution plans. For post-employment benefit plans, reference is made to Note 36 ‘Pension and other postemployment benefits’. Transactions between related parties include rendering or receiving of services, leases, transfers under finance arrangements and provisions of guarantees or collateral. All transactions with related parties took place at conditions customary in the market. There are no significant provisions for doubtful debts or individually significant bad debt expenses recognised on outstanding balances with related parties.

Subsidiaries

Transactions with ING Groep N.V.'s main subsidiaries
	2019	2018
Assets	44,242	34,902
Liabilities	163	140

Income received	1,103	629
Expenses paid	9	26

Transactions between ING Groep N.V. and its subsidiaries are eliminated on consolidation. Reference is made to Note 48 ‘Principal subsidiaries’ for a list of principal subsidiaries and their statutory place of incorporation.

Assets from ING’s subsidiaries mainly comprise long-term funding. Liabilities to ING’s subsidiaries mainly comprise short-term deposits.

Associates and joint ventures

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
	2019	2018	2019	2018
Assets	96	54		–0
Liabilities	97	98	6	1
Off-balance sheet commitments	29	120		–

Income received	11	2

Assets, liabilities, commitments, and income related to Associates and joint ventures result from transactions which are executed as part of the normal Banking business.

Key management personnel compensation

Transactions with key management personnel (Executive Board, Management Board Banking and Supervisory Board) are transactions with related parties.

In 2019 and 2018, three members of the Executive Board of ING Groep N.V. were also members of the Management Board Banking. The members of the Management Board Banking are considered to be key management personnel and their compensation is therefore included in the tables below.

Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V. [3]	Management Board Banking [1,4]	Total
2019in EUR thousands
Fixed Compensation
– Base salary	4,587	3,847	8,434
– Collective fixed allowances [2]	1,167	937	2,104
– Pension costs	78	94	172
– Severance benefits
Variable compensation
– Upfront cash		361	361
– Upfront shares	247	378	625
– Deferred cash		541	541
– Deferred shares	371	566	937
– Other
Total compensation	6,450	6,724	13,174

1 Excluding members that are also members of the Executive Board of ING Groep N.V. One Management Board Banking member was appointed to the Executive Board during the year.

2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 107,539.

3 In 2019 one member of the Executive Board left and one member joined. The table includes their compensation earned in the capacity as board member and in addition an advisor fee for the period in which the activities were transferred to the successor.

4 One member left ING during the year. The table includes compensation earned in the capacity as board member.

In addition to above remuneration the members of the Executive Board and Management Board Banking receive other emoluments, such as Company Car, Travel and Accident Insurance, personnel discount on financial products, of EUR 0.4 million in total (2018: EUR 0.3 million).

Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
2018in EUR thousands
Fixed Compensation
– Base salary	4,157	3,672	7,829
– Collective fixed allowances [2]	1,191	990	2,181
– Pension costs	78	103	181
– Severance benefits[3]	602		602
Variable compensation[4]
– Upfront cash
– Upfront shares
– Deferred cash
– Deferred shares
– Other
Total compensation	6,028	4,765	10,793

1 Excluding members that are also members of the Executive Board of ING Groep N.V.

2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 105,075.

3 Following the settlement agreement and in consultation with the Supervisory Board, the CFO stepped down from his position as member of the Executive Board of ING Group on 7 February 2019. In line with applicable regulations a severance payment was granted. The Supervisory Board has set the severance pay at a level of 50% of fixed annual pay.

4 No variable remuneration for 2018, as the members of the Executive Board and Management Board Banking volunteered to forfeit their entitlement to variable remuneration immediately, following the settlement agreement with the Dutch Public Prosecution Service as announced by ING on 4 September 2018.

Key management personnel compensation (Supervisory Board)
in EUR thousands	2019	2018
Total compensation	1,045	1,032

The table above shows the fixed remuneration, expense allowances and attendance fees for the Supervisory Board for 2019 and 2018.

Loans and advances to key management personnel
	Amount outstanding 31 December		Weighted average interest rate		Repayments
in EUR thousands	2019	2018	2019	2018	2019	2018
Executive Board members	2,402	2,681	1.4%	1.8%	97
Management Board Banking	350	550	2.6%	2.3%
Supervisory Board members
Total	2,752	3,231			97

Number of ING Groep N.V. shares and stock options to key management personnel
	ING Groep N.V. shares		Stock options onING Groep N.V. shares
in numbers	2019	2018	2019	2018
Executive Board members	172,523	226,639	46,198	68,467
Management Board Banking	147,713	159,393	–	27,240
Supervisory Board members	54,065	54,065		–
Total number of shares and stock options	374,301	440,097	46,198	95,707

Key management personnel compensation is generally included in Staff expenses in the statement of profit or loss. The total remuneration of the Executive Board and Management Board Banking is disclosed in the table above. Under IFRS, certain components of variable remuneration are not recognised in the statement of profit or loss directly, but are allocated over the vesting period of the award. The comparable amount recognised in Staff expenses in 2019 and included in Total expenses in 2019, relating to the fixed expenses of 2019 and the vesting of variable remuneration of earlier performance years, is EUR 11 million in 2019 (2018: EUR 12 million).